UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 123.73%
Accommodation - 1.01%
Orient-Express Hotels Ltd. (a)(b)	105,369	$1,622,683
Wyndham Worldwide Corp.	19,880	1,448,854
		3,071,537
Administrative and Support Services - 2.45%
AECOM Technology Corp. (b)	56,920	1,818,025
LifeLock, Inc. (b)	54,825	1,091,566
Manpowergroup, Inc.	14,517	1,134,649
Priceline Group, Inc. (b)	1,780	2,400,935
Robert Half International, Inc.	25,094	1,027,348
		7,472,523
Air Transportation - 2.18%
Copa Holdings SA (a)	16,290	2,206,643
Delta Air Lines, Inc.	67,209	2,232,011
Southwest Airlines Co.	99,958	2,243,058
		6,681,712
Ambulatory Health Care Services - 0.83%
Omnicare, Inc.	43,050	2,535,645

Apparel Manufacturing - 0.72%
Michael Kors Holdings Ltd. (a)(b)	14,296	1,401,437
UniFirst Corp.	7,410	812,803
		2,214,240
Beverage and Tobacco Product Manufacturing - 0.48%
Wendy's Co.	153,337	1,468,968

Broadcasting (except Internet) - 3.25%
Cablevision Systems Corp.	54,170	953,392
DIRECTV (b)	86,739	6,730,946
Starz (b)	35,513	1,135,706
TiVo, Inc. (b)	82,944	1,119,744
		9,939,788
Building Material and Garden Equipment and Supplies Dealers - 0.94%
Home Depot, Inc.	35,017	2,872,445

Chemical Manufacturing - 12.45%
AbbVie, Inc.	60,790	3,094,819
Acceleron Pharma, Inc. (b)	16,550	776,692
Ashland, Inc.	25,600	2,415,872
Dow Chemical Co.	49,890	2,430,142
Isis Pharmaceuticals, Inc. (b)	13,850	706,350
Johnson & Johnson	99,473	9,163,452
Lannet Co., Inc. (b)	18,040	773,736
LyondellBasell Industries NV (a)	32,590	2,870,527
Mosaic Co.	55,160	2,695,118
Myriad Genetics, Inc. (b)	20,698	749,475
NPS Pharmaceuticals, Inc. (b)	20,630	721,637
Olin Corp.	85,810	2,247,364
Pfizer, Inc.	273,034	8,767,122
Questcor Pharmaceuticals, Inc.	10,460	635,445
		38,047,751

Computer and Electronic Product Manufacturing - 13.77%
Apple, Inc.	22,206	11,685,686
Cisco Systems, Inc.	199,994	4,359,869
First Solar, Inc. (b)	37,922	2,164,209
Harman International Industries, Inc.	10,858	1,137,158
Harris Corp.	14,781	1,091,133
Integrated Device Technology, Inc. (b)	77,240	910,660
Intel Corp.	80,894	2,002,935
Marvell Technology Group Ltd. (a)	65,445	1,000,654
Northrop Grumman Corp.	18,730	2,266,892
ON Semiconductor Corp. (b)	185,381	1,731,459
QUALCOMM, Inc.	85,059	6,404,091
Raytheon Co.	27,153	2,658,551
Sanmina Corp. (b)	72,195	1,224,427
Skyworks Solutions, Inc. (b)	97,275	3,449,372
		42,087,096
Construction of Buildings - 0.36%
Toll Brothers, Inc. (b)	28,430	1,109,054

Credit Intermediation and Related Activities - 12.25%
Bank of America Corp.	342,929	5,668,616
City National Corp.	37,320	2,792,656
First Niagara Financial Group, Inc.	220,994	2,004,416
JPMorgan Chase & Co.	154,238	8,763,804
PHH Corp. (b)	29,710	773,351
PNC Financial Services Group, Inc.	39,918	3,264,494
SunTrust Banks, Inc.	74,150	2,793,972
Visa, Inc.	8,845	1,998,439
Wells Fargo & Co.	126,570	5,875,379
Western Union Co.	41,204	689,343
Zions Bancorporation	90,741	2,831,119
		37,455,589
Electrical Equipment, Appliance, and Component Manufacturing - 0.26%
Helen of Troy Ltd. (a)(b)	12,030	785,679

Electronics and Appliance Stores - 0.50%
Ingram Micro, Inc. (b)	51,650	1,521,093

Food and Beverage Stores - 0.44%
Kroger Co.	32,083	1,345,561

Food Manufacturing - 3.88%
Archer-Daniels-Midland Co.	59,250	2,405,550
Dean Foods Co. (b)	122,866	1,817,188
Pilgrim's Pride Corp. (b)	159,903	2,803,099
Sanderson Farms, Inc.	31,530	2,422,765
Tyson Foods, Inc.	60,808	2,398,876
		11,847,478
Food Services and Drinking Places - 0.90%
Hyatt Hotels Corp. (b)	32,043	1,671,363
Panera Bread Co. (b)	5,997	1,087,376
		2,758,739
Furniture and Related Product Manufacturing - 0.27%
La-Z-Boy, Inc.	32,645	833,753

Gasoline Stations - 0.30%
Delek US Holdings, Inc.	32,906	913,471

Health and Personal Care Stores - 1.37%
Owens & Minor, Inc.	61,730	2,143,265
Rite Aid Corp. (b)	310,148	2,043,875
		4,187,140
Hospitals - 0.85%
Magellan Health Services, Inc. (b)	42,390	2,591,725

Insurance Carriers and Related Activities - 7.68%
Aetna, Inc.	33,790	2,456,871
AmTrust Financial Services, Inc.	80,780	3,053,484
Assurant, Inc.	37,782	2,479,633
Everest Re Group Ltd. (a)	20,985	3,131,801
Hanover Insurance Group, Inc.	37,713	2,219,033
Health Net, Inc. (b)	75,727	2,578,504
Reinsurance Group of America, Inc.	34,118	2,626,745
UnitedHealth Group, Inc.	32,840	2,537,547
WellCare Health Plans, Inc. (b)	38,682	2,391,321
		23,474,939
Machinery Manufacturing - 7.19%
AGCO Corp.	26,139	1,371,774
Caterpillar, Inc.	55,120	5,344,986
General Electric Co.	423,105	10,776,484
IDEX Corp.	13,840	1,038,969
Outerwall, Inc. (b)	34,030	2,406,942
Toro Co.	15,720	1,041,136
		21,980,291
Management of Companies and Enterprises - 0.86%
American Equity Investment Life Holding Co.	119,960	2,622,326

Merchant Wholesalers, Durable Goods - 0.28%
Xerox Corp.	76,510	840,845

Merchant Wholesalers, Nondurable Goods - 2.12%
AmerisourceBergen Corp.	35,350	2,398,498
Andersons, Inc.	14,616	801,541
Herbalife Ltd. (a)	23,570	1,569,762
Nu Skin Enterprises, Inc.	20,470	1,709,654
		6,479,455
Mining (except Oil and Gas) - 0.41%
CONSOL Energy, Inc.	30,856	1,237,326

Miscellaneous Manufacturing - 0.80%
CR Bard, Inc.	16,870	2,431,979

Miscellaneous Store Retailers - 2.59%
Office Depot, Inc. (b)	330,882	1,631,248
PetSmart, Inc.	54,753	3,671,736
Staples, Inc.	193,390	2,628,169
		7,931,153
Motion Picture and Sound Recording Industries - 0.28%
Regal Entertainment Group	45,740	841,616

Nonstore Retailers - 1.29%
Amazon.com, Inc. (b)	6,456	2,337,718
World Fuel Services Corp.	35,740	1,609,015
		3,946,733
Oil and Gas Extraction - 4.83%
Chesapeake Energy Corp.	168,102	4,355,523
Energy XXI Bermuda, Ltd. (a)	103,125	2,388,375
Helmerich & Payne, Inc.	34,821	3,438,574
Phillips 66	61,230	4,583,677
		14,766,149

Other Information Services - 2.62%
Facebook, Inc. (b)	87,390	5,982,719
Groupon, Inc. (b)	168,890	1,403,476
Pandora Media, Inc. (b)	16,985	635,579
		8,021,774
Paper Manufacturing - 2.94%
Packaging Corporation of America	33,170	2,417,761
Rock-Tenn Co.	24,360	2,719,063
Sealed Air Corp.	77,612	2,641,912
Sonoco Products Co.	28,757	1,207,219
		8,985,955
Petroleum and Coal Products Manufacturing - 8.32%
Chevron Corp.	43,286	4,992,174
Exxon Mobil Corp.	57,568	5,542,072
Marathon Petroleum Corp.	60,340	5,068,561
Murphy USA, Inc. (b)	60,380	2,449,013
Valero Energy Corp.	105,199	5,047,448
Western Refining, Inc.	63,914	2,329,665
		25,428,933

Primary Metal Manufacturing - 0.38%
General Cable Corp.	37,727	1,161,237

Professional, Scientific, and Technical Services - 3.18%
Babcock & Wilcox Co.	31,440	1,036,262
Cognizant Technology Solutions Corp. (b)	13,449	1,399,503
LPL Financial Holdings, Inc.	14,500	778,360
MasterCard, Inc.	50,500	3,924,860
SolarWinds, Inc. (b)	17,367	802,008
Synaptics, Inc. (b)	15,099	982,039
URS Corp.	17,280	803,520
		9,726,552
Publishing Industries (except Internet) - 5.91%
Aspen Technology, Inc. (b)	13,439	630,961
Microsoft Corp.	283,510	10,861,268
Oracle Corp.	118,695	4,642,161
Pegasystems, Inc.	9,509	395,860
Tableau Software, Inc. (b)	7,633	720,097
Take-Two Interactive Software, Inc. (b)	41,580	822,037
		18,072,384
Real Estate - 0.59%
Forest City Enterprises, Inc. (b)	92,470	1,801,316

Rental and Leasing Services - 0.55%
Ryder System, Inc.	22,517	1,695,980

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.99%
Goldman Sachs Group, Inc.	8,785	1,462,263
Janus Capital Group, Inc.	70,290	786,545
Stifel Financial Corp. (b)	15,880	763,669
		3,012,477
Telecommunications - 1.38%
Level 3 Communications, Inc. (b)	20,940	771,011
Verizon Communications, Inc.	72,222	3,436,323
		4,207,334
Transportation Equipment Manufacturing - 3.54%
Federal-Mogul Holdings Corp. (b)	33,618	633,363
Huntington Ingalls Industries, Inc.	11,170	1,131,856
Lear Corp.	32,238	2,617,726
Lockheed Martin Corp.	27,762	4,505,773
Tenneco, Inc. (b)	32,281	1,944,607
		10,833,325

Utilities - 3.84%
Avista Corp.	62,176	1,840,409
CMS Energy Corp.	58,665	1,667,846
Hawaiian Electric Industries, Inc.	66,700	1,694,847
Portland General Electric Co.	42,696	1,357,733
TECO Energy, Inc.	84,084	1,410,930
UGI Corp.	42,341	1,892,219
Vectren Corp.	48,280	1,857,332
		11,721,316
Waste Management and Remediation Services - 0.26%
Clean Harbors, Inc. (b)	16,840	795,858

Water Transportation - 1.09%
Royal Caribbean Cruises Ltd. (a)	20,751	1,098,350
SEACOR Holdings, Inc. (b)	25,199	2,229,104
		3,327,454
Wholesale Electronic Markets and Agents and Brokers - 0.35%
Tech Data Corp. (b)	18,803	1,083,053

TOTAL COMMON STOCKS (Cost $352,128,819)		378,168,747

REAL ESTATE INVESTMENT TRUSTS - 3.85%
CBL & Associates Properties, Inc.	92,138	1,639,135
DuPont Fabros Technology, Inc.	70,809	1,880,687
Home Properties, Inc.	21,596	1,272,868
National Retail Properties, Inc.	52,230	1,874,535
Piedmont Office Realty Trust, Inc.	102,813	1,776,609
Tanger Factory Outlet Centers, Inc.	50,609	1,736,395
Weingarten Realty Investors	51,970	1,585,085
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,059,792)		11,765,314

SHORT-TERM INVESTMENTS - 0.70%
AIM STIT-STIC Prime Portfolio, 0.040% (c)	2,152,382	2,152,382
TOTAL SHORT-TERM INVESTMENTS (Cost $2,152,382)		2,152,382

Total Investments (Cost $365,340,993) - 128.28%		392,086,443
Liabilities in Excess of Other Assets - (28.28)%		(86,446,530)
TOTAL NET ASSETS - 100.00%		$305,639,913

Percentages are stated as a percent of net assets.

(a) Foreign issued security.
(b) Non-income producing security.
(c) Variable rate security; the rate shown represents the rate at February 28, 2014.

Abbreviations:
Ltd.	Limited Liability Company
SA	Generally designates corporations in various countries, mostly those employing the civil law.

Convergence Core Plus Fund
Schedule of Securities Sold Short
February 28, 2014 (Unaudited)

	Shares	Value
ACADIA Pharmaceuticals, Inc.	15,510	$438,933
Acorda Therapeutics, Inc.	12,610	462,030
Aircastle Ltd. (a)	53,540	1,054,738
Allegiant Travel Co.	10,580	1,050,171
Allscripts Healthcare Solutions, Inc.	57,992	1,076,911
Altera Corp.	17,240	625,984
American Railcar Industries, Inc.	10,504	727,402
ARIAD Pharmaceuticals, Inc.	53,910	468,478
Aruba Networks, Inc.	51,660	1,059,547
Athenahealth, Inc.	5,300	1,027,511
AvalonBay Communities, Inc.	6,863	885,121
BioMarin Pharmaceutical, Inc.	5,580	451,980
Brookdale Senior Living, Inc.	32,310	1,083,677
Celldex Therapeutics, Inc.	12,630	369,049
CenturyLink, Inc.	32,309	1,009,979
Cheniere Energy, Inc.	18,330	906,052
Citrix Sys, Inc.	17,680	1,061,684
Clovis Oncology, Inc.	5,884	468,484
CommScope Holding Co., Inc.	46,000	1,112,740
ConAgra Foods, Inc.	37,930	1,077,212
Conversant, Inc.	43,100	1,071,466
Copart, Inc.	29,300	1,067,399
Cypress Semiconductor Corp.	44,048	431,230
Darling International, Inc.	52,960	1,068,733
DeVry, Inc.	25,570	1,074,196
Diamondback Energy, Inc.	45,600	2,933,447
Dynegy, Inc.	36,020	842,508
Edison International	16,160	846,299
Fidelity National Financial, Inc.	32,630	1,078,748
Fresh Market, Inc.	30,310	1,015,385
GATX Corp.	16,880	1,095,343
Genpact Limited (a)	66,420	1,107,886
Golar LNG Ltd. (a)	56,220	2,057,652
Group 1 Automotive, Inc.	16,180	1,080,177
GT Advanced Technologies Inc.	73,753	1,056,880
IHS, Inc.	9,060	1,086,113
ImmunoGen, Inc.	26,600	436,240
InterMune, Inc.	14,320	430,173
Intrexon Corp.	18,347	476,655
Ironwood Pharmaceuticals, Inc.	24,560	356,366
Kate Spade & Co.	29,430	1,007,095
Kodiak Oil & Gas Corp. (a)	168,060	1,984,789
Leucadia National Corp.	63,740	1,780,896
Liberty Ventures	7,680	1,094,477

Lions Gate Entertainment Corp. (a)	37,397	1,149,958
Loews Corp.	23,542	1,023,606
Loral Space & Communications, Inc.	11,879	938,679
MannKind Corp.	69,460	429,957
Medidata Solutions, Inc	16,530	1,059,573
Navistar International Corp.	29,110	1,091,625
NeuStar, Inc.	30,640	1,097,525
Newmont Mining Corp.	45,408	1,056,190
Nuance Communications, Inc.	68,444	1,046,509
PacWest Bancorp	25,360	1,100,624
Palo Alto Networks, Inc.	14,129	1,005,278
Popular, Inc. (a)	39,190	1,120,442
Post Holdings, Inc.	18,880	1,078,426
PPL Corp.	26,140	844,061
Primerica, Inc.	24,080	1,079,266
Prospect Capital Corp.	158,150	1,745,976
Rackspace Hosting, Inc.	29,080	1,069,272
Realty Income Corp.	16,070	713,829
Restoration Hardware Holdings, Inc.	16,310	1,104,513
Royal Gold, Inc.	15,843	1,088,572
SeaWorld Entertainment, Inc.	31,340	1,069,948
SemGroup Corp.	30,119	2,027,611
Signet Jewelers Ltd. (a)	11,240	1,073,982
SolarCity Corp.	12,650	1,074,744
Southern Copper Corp.	35,150	1,072,427
Spectrum Brands Holdings, Inc.	13,797	1,076,304
St. Joe Co.	33,550	648,522
SunEdison, Inc.	57,898	1,063,007
Tahoe Resources, Inc. (a)	47,953	1,125,096
Teradata Corp.	23,230	1,066,721
Tesla Motors, Inc.	4,250	1,040,443
Texas Capital Bancshares, Inc.	20,890	1,315,025
Textainer Group Holdings Ltd. (a)	29,230	1,066,018
Textron, Inc.	9,662	383,581
Third Point Reinsurance Ltd. (a)	3,366	50,490
Timken Co.	17,930	1,082,255
Under Armour, Inc.	5,120	579,328
Ventas, Inc.	9,904	618,307
Vertex Pharmaceuticals, Inc.	7,670	620,195
WisdomTree Investments, Inc.	39,238	611,328
XPO Logistics, Inc.	34,830	1,095,055
Yum Brands, Inc.	14,640	1,084,531
Total Securities Sold Short (Proceeds $80,698,012)		$84,586,635

(a) Foreign issued security.

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

Cost of investments	$365,340,993
Gross unrealized appreciation	32,867,443
Gross unrealized depreciation	(10,010,616)
Net unrealized appreciation	$22,856,827

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Shortterm debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2014 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$378,168,747	$-	$-	$378,168,747
Real Estate Investment Trusts	11,765,314	-	-	11,765,314
Total Equity	$389,934,061	$-	$-	$389,934,061

Short-Term Investments	$2,152,382	$-	$-	$2,152,382

Total Assets	$392,086,443	$-	$-	$392,086,443

Liabilities:
Securities Sold Short	$84,586,635	$-	$-	$84,586,635

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund did not hold any investments during the period ended February 28, 2014 with significant unobservable inputs which would be classified as Level 3. During the period ended February 28, 2014, there were no transfers between levels for the Fund. It is the Fund's policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

Convergence Opportunities Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 122.77%
Accommodation - 1.67%
Orient-Express Hotels Ltd. (a)(b)	25,575	$393,855
Penn National Gaming, Inc. (b)	28,630	367,896
		761,751
Administrative and Support Services - 2.88%
AECOM Technology Corp. (b)	15,730	502,416
Kelly Services, Inc.	16,110	405,328
Orbitz Worldwide, Inc. (b)	41,620	402,049
		1,309,793
Air Transportation - 0.70%
JetBlue Airways Corp. (b)	35,860	316,644

Ambulatory Health Care Services - 5.00%
Amsurg Corp. (b)	12,320	540,355
Chemed Corp.	6,325	535,095
HealthSouth Corp.	20,945	684,483
Omnicare, Inc.	8,710	513,019
		2,272,952
Beverage and Tobacco Product Manufacturing - 0.33%
Wendy's Co.	15,846	151,805

Broadcasting (except Internet) - 2.32%
Cablevision Systems Corp.	17,880	314,688
Starz (b)	8,385	268,152
TiVo, Inc. (b)	34,907	471,245
		1,054,085
Chemical Manufacturing - 10.53%
Acceleron Pharma, Inc. (b)	11,730	550,489
Emergent Biosolutions, Inc. (b)	25,222	623,991
Green Plains Renewable Energy, Inc.	6,875	181,706
Lannet Co., Inc. (b)	12,730	545,990
Myriad Genetics, Inc. (b)	15,057	545,214
NewMarket Corp.	985	364,125
NPS Pharmaceuticals, Inc. (b)	14,885	520,677
Olin Corp.	13,926	364,722
PDL BioPharma, Inc.	62,125	532,411
Questcor Pharmaceuticals, Inc.	9,234	560,966
		4,790,291
Computer and Electronic Product Manufacturing - 8.72%
Amkor Technology, Inc. (b)	91,225	540,052
Engility Holdings, Inc. (b)	10,050	419,387
Harman International Industries, Inc.	8,300	869,259
Integrated Device Technology, Inc. (b)	45,575	537,329
ON Semiconductor Corp. (b)	59,050	551,527
Sanmina Corp. (b)	26,930	456,733
Skyworks Solutions, Inc. (b)	16,690	591,826
		3,966,113
Construction of Buildings - 1.16%
NVR, Inc. (b)	442	526,864

Credit Intermediation and Related Activities - 11.76%
Central Pacific Financial Corp.	26,903	530,796
City National Corp.	8,480	634,558
First Niagara Financial Group, Inc.	65,583	594,838
First Republic Bank	17,017	884,373
PHH Corp. (b)	18,215	474,136
Susquehanna Bancshares, Inc.	52,951	579,284
SVB Financial Group (b)	5,135	646,548
World Acceptance Corp. (b)	3,475	333,079
Zions Bancorporation	21,625	674,700
		5,352,312
Educational Services - 0.64%
American Public Education, Inc. (b)	8,200	290,444

Electrical Equipment, Appliance, and Component Manufacturing - 0.56%
Helen of Troy Ltd. (a)(b)	3,930	256,668

Electronics and Appliance Stores - 1.09%
Ingram Micro, Inc. (b)	16,792	494,524

Fabricated Metal Product Manufacturing - 1.02%
Griffon Corp.	37,590	466,116

Food and Beverage Stores - 0.89%
Core-Mark Holding Co, Inc.	5,195	406,249

Food Manufacturing - 2.57%
Pilgrim's Pride Corp. (b)	33,663	590,112
Sanderson Farms, Inc.	7,551	580,219
		1,170,331
Food Services and Drinking Places - 1.19%
Hyatt Hotels Corp. (b)	6,165	321,566
Panera Bread Co. (b)	1,212	219,760
		541,326
Furniture and Related Product Manufacturing - 0.36%
La-Z-Boy, Inc.	6,415	163,839

General Merchandise Stores - 0.86%
Tuesday Morning Corp. (b)	24,935	389,983

Health and Personal Care Stores - 2.63%
Owens & Minor, Inc.	14,351	498,267
Rite Aid Corp. (b)	105,780	697,091
		1,195,358
Hospitals - 1.23%
Magellan Health Services, Inc. (b)	9,170	560,654

Insurance Carriers and Related Activities - 3.74%
AmTrust Financial Services, Inc.	6,535	247,023
Assurant, Inc.	4,285	281,225
Hanover Insurance Group, Inc.	4,910	288,904
Health Net, Inc. (b)	16,680	567,954
Maiden Holdings Ltd. (a)	28,191	316,585
		1,701,691
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 1.06%
RPX Corp. (b)	30,255	484,685

Machinery Manufacturing - 5.88%
AGCO Corp.	8,815	462,611
CIRCOR International, Inc.	6,600	472,296
IDEX Corp.	5,995	450,045
John Bean Technologies Corp.	14,900	449,384
Lexmark International, Inc.	11,790	496,831
Scotts Miracle-Gro Co.	5,990	342,089
		2,673,256

Management of Companies and Enterprises - 2.04%
American Equity Investment Life Holding Co.	12,845	280,792
Associated Banc-Corp.	38,855	648,490
		929,282
Merchant Wholesalers, Nondurable Goods - 0.56%
Nu Skin Enterprises, Inc.	3,040	253,901

Miscellaneous Manufacturing - 0.88%
Edwards Lifesciences Corp. (b)	5,750	401,120

Miscellaneous Store Retailers - 2.60%
Cash America International, Inc.	8,905	356,378
Office Depot, Inc. (b)	80,175	395,263
PetSmart, Inc.	6,425	430,861
		1,182,502
Motion Picture and Sound Recording Industries - 0.45%
Regal Entertainment Group	11,120	204,608

Nonstore Retailers - 2.48%
Insight Enterprises, Inc. (b)	22,435	515,556
World Fuel Services Corp.	13,565	610,696
		1,126,252
Oil and Gas Extraction - 0.81%
Energy XXI Bermuda, Ltd. (a)	15,840	366,854

Other Information Services - 0.50%
Demandware, Inc. (b)	3,035	227,959

Paper Manufacturing - 3.20%
Graphic Packaging Holding Co. (b)	35,335	361,830
Greif, Inc.	6,940	347,416
Packaging Corporation of America	5,040	367,366
Sealed Air Corp.	11,210	381,589
		1,458,201
Petroleum and Coal Products Manufacturing - 3.37%
Alon USA Energy, Inc.	12,860	172,195
Murphy USA, Inc. (b)	9,730	394,649
PBF Energy, Inc.	12,310	310,212
Western Refining, Inc.	17,950	654,278
		1,531,334
Primary Metal Manufacturing - 2.71%
AK Steel Holding Corp. (b)	56,480	350,741
General Cable Corp.	16,205	498,790
Matthews International Corp.	9,330	382,810
		1,232,341
Printing and Related Support Activities - 1.04%
Quad/Graphics, Inc.	21,060	471,112

Professional, Scientific, and Technical Services - 8.42%
Babcock & Wilcox Co.	13,920	458,804
Constant Contact, Inc. (b)	17,085	471,033
iGate Corp. (b)	14,880	503,688
Insperity, Inc.	3,363	98,166
Luminex Corp. (b)	20,830	384,938
MoneyGram International, Inc. (b)	25,225	480,032
Navigant Consulting, Inc. (b)	28,910	503,901
Perficient, Inc. (b)	23,100	471,471
SolarWinds, Inc. (b)	9,900	457,182
		3,829,215
Publishing Industries (except Internet) - 5.75%
Aspen Technology, Inc. (b)	9,490	445,556
Pegasystems, Inc.	11,754	489,319
Tableau Software, Inc. (b)	2,577	243,114
Take-Two Interactive Software, Inc. (b)	23,850	471,515
Tangoe, Inc. (b)	26,105	496,516
Ultimate Software Group, Inc. (b)	2,825	468,950
		2,614,970

Real Estate - 2.36%
Forest City Enterprises, Inc. (b)	35,840	698,164
HFF, Inc. (b)	11,840	377,696
		1,075,860
Rental and Leasing Services - 0.77%
Ryder System, Inc.	4,635	349,108

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.49%
Janus Capital Group, Inc.	60,750	679,793

Support Activities for Mining - 1.08%
Matrix Service Co. (b)	5,935	192,116
Parker Drilling Co. (b)	22,530	181,817
Patterson-UTI Energy, Inc.	4,017	116,935
		490,868
Telecommunications - 0.98%
United States Cellular Corp. (b)	12,310	444,268

Transportation Equipment Manufacturing - 3.52%
AAR Corp.	16,940	489,566
American Railcar Industries, Inc.	6,925	479,556
Federal-Mogul Holdings Corp. (b)	26,825	505,383
Modine Manufacturing Co. (b)	8,520	126,011
		1,600,516
Truck Transportation - 0.70%
Arkansas Best Corp.	9,575	318,465

Utilities - 4.00%
Avista Corp.	15,405	455,988
NRG Yield, Inc.	12,115	462,551
UGI Corp.	9,911	442,923
Vectren Corp.	11,855	456,061
		1,817,523
Water Transportation - 0.89%
SEACOR Holdings, Inc. (b)	4,575	404,704

Wholesale Electronic Markets and Agents and Brokers - 2.25%
ScanSource, Inc. (b)	12,285	482,309
Tech Data Corp. (b)	9,395	541,152
		1,023,461
Wood Product Manufacturing - 1.13%
Universal Forest Products, Inc.	9,210	513,273
TOTAL COMMON STOCKS (Cost $54,975,447)		55,845,224

REAL ESTATE INVESTMENT TRUSTS - 8.93%
American Assets Trust, Inc.	20,890	690,832
DuPont Fabros Technology, Inc.	26,350	699,856
Home Properties, Inc.	12,010	707,870
Inland Real Estate Corp.	55,996	599,717
Piedmont Office Realty Trust, Inc.	40,012	691,408
Tanger Factory Outlet Centers, Inc.	19,636	673,711
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,849,793)		4,063,394

SHORT-TERM INVESTMENTS - 3.42%
AIM STIT-STIC Prime Portfolio, 0.040% (c)	1,553,119	1,553,119
TOTAL SHORT-TERM INVESTMENTS (Cost $1,553,119)		1,553,119

Total Investments (Cost $60,378,359) - 135.12%		61,461,737
Liabilities in Excess of Other Assets - (35.12)%		(15,974,017)
TOTAL NET ASSETS - 100.00%		$ 45,487,720

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Variable rate security; the rate shown represents the rate at February 28, 2014.

Abbreviations:

Ltd.	Limited Liability Company

Convergence Opportunities Fund
Schedule of Securities Sold Short
February 28, 2014 (Unaudited)

	Shares	Value
8x8, Inc.	12,240	$129,499
Acacia Research Corp.	10,375	159,049
Aegion Corp.	8,535	197,585
Agios Pharmaceuticals, Inc.	2,320	72,523
Aircastle Ltd. (a)	9,775	192,568
Allegiant Travel Co.	1,200	119,112
Allscripts Healthcare Solutions, Inc.	11,415	211,977
Applied Micro Circuits Corp.	15,795	181,011
ARIAD Pharmaceuticals, Inc.	6,630	57,615
Arthur J. Gallagher & Co.	2,205	101,871
B&G Foods, Inc.	4,795	143,658
BBCN Bancorp, Inc.	14,975	254,875
BJ's Restaurants, Inc.	6,930	191,961
Boyd Gaming Corp.	15,470	179,761
Caesars Entertainment Corp.	5,157	133,876
Celldex Therapeutics, Inc.	2,455	71,735
Cooper Tire & Rubber Co.	5,820	145,093
Copart, Inc.	4,290	156,285
Cray, Inc.	5,134	178,098
Cynosure, Inc.	6,800	209,304
Education Realty Trust, Inc.	30,785	290,303
eHealth, Inc.	2,466	118,368
Epizyme, Inc.	2,375	71,013
Equity Lifestyle Properties, Inc.	7,260	292,215
First BanCorp	48,645	253,440
First Financial Holdings, Inc.	4,070	249,247
Foundation Medicine, Inc.	1,525	54,336
Fresh Market, Inc.	5,079	170,147
Furiex Pharmaceuticals, Inc.	795	73,561
Fusion-io, Inc.	16,157	177,242
Gigamon, Inc.	6,290	198,512
Group 1 Automotive, Inc.	2,170	144,869
Halcon Resources Corp.	10,185	38,805
Healthcare Realty Trust, Inc.	12,145	291,115
Horsehead Holdings Corp.	8,150	144,826
Infinity Pharmaceuticals, Inc.	6,295	98,705
Integrys Energy Group, Inc.	2,630	150,620
InterDigital, Inc.	5,970	182,085
InterMune, Inc.	2,530	76,001
Intrepid Potash, Inc.	10,470	155,061
Intrexon Corp.	3,000	77,940
Iron Mountain, Inc.	5,720	155,585
Ironwood Pharmaceuticals, Inc.	6,290	91,268
Jive Software, Inc.	23,944	194,904

Karyopharm Therapeutics, Inc.	1,595	64,023
Kate Spade & Co.	8,920	305,242
Kodiak Oil & Gas Corp. (a)	12,335	145,676
Liberty Ventures	1,040	148,210
Liquidity Services, Inc.	7,675	196,634
Loral Space & Communications, Inc.	950	75,069
MedAssets, Inc.	8,450	205,251
Medidata Solutions, Inc	3,105	199,031
Molycorp, Inc.	18,749	97,870
Navistar International Corp.	5,340	200,250
NCI Building Systems, Inc.	11,446	195,269
New Mountain Finance Corp.	11,730	176,185
Nuance Communications, Inc.	15,080	230,573
NxStage Medical, Inc.	15,190	210,684
OGE Energy Corp.	3,700	133,200
PacWest Bancorp	5,935	257,578
Palo Alto Networks, Inc.	2,554	181,717
Portola Pharmaceuticals, Inc.	3,035	74,024
Post Holdings, Inc.	2,260	129,091
Prospect Capital Corp.	15,585	172,058
Rackspace Hosting, Inc.	5,305	195,065
RetailMeNot, Inc.	3,115	130,114
Royal Gold, Inc.	2,100	144,291
Ryland Group, Inc.	4,835	225,262
Sanchez Energy Corp.	5,135	152,972
Sarepta Therapeutics, Inc.	3,325	96,524
SeaWorld Entertainment, Inc.	1,545	52,746
SemGroup Corp.	2,235	150,460
SFX Entertainment, Inc.	11,550	99,215
Silver Spring Networks, Inc.	11,200	197,120
SolarCity Corp.	2,305	195,833
Solazyme, Inc.	8,573	105,191
Spectrum Brands Holdings, Inc.	1,020	79,570
St. Joe Co.	15,308	295,904
SunEdison, Inc.	4,733	86,898
Synergy Resources Corp.	1,519	16,086
Tahoe Resources, Inc. (a)	6,430	150,864
Teradata Corp.	4,355	199,982
TESARO, Inc.	2,475	81,700
Tessera Technologies, Inc.	4,045	87,857
Texas Capital Bancshares, Inc.	4,065	255,892
Textainer Group Holdings Ltd. (a)	6,520	237,784
Third Point Reinsurance Ltd. (a)	6,075	91,125
Tile Shop Holdings, Inc.	9,215	142,095
Timken Co.	3,060	184,702
Triangle Petroleum Corp.	21,620	193,715
Ultratech, Inc.	6,940	181,967
Walter Energy, Inc.	4,000	43,160
Walter Investment Management Corp.	7,019	179,335
WGL Holdings, Inc.	3,780	151,918
William Lyon Homes	3,991	123,442
XPO Logistics, Inc.	3,705	116,485
Total Securities Sold Short (Proceeds $14,517,502)		$14,880,533

(a) Foreign issued security.

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

Cost of investments	$60,378,359
Gross unrealized appreciation	2,537,282
Gross unrealized depreciation	(1,816,935)
Net unrealized appreciation	$720,347

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Shortterm debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2014 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$55,845,224	$-	$-	$55,845,224
Real Estate Investment Trusts	4,063,394	-	-	4,063,394
Total Equity	$59,908,618	$-	$-	$59,908,618

Short-Term Investments	$1,553,119	$-	$-	$1,553,119

Total Assets	$61,461,737	$-	$-	$61,461,737

Liabilities:
Securities Sold Short	$14,880,533	$-	$-	$14,880,533

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund did not hold any investments during the period ended February 28, 2014 with significant unobservable inputs which would be classified as Level 3. During the period ended February 28, 2014, there were no transfers between levels for the Fund. It is the Fund's policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date   4/21/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, President

Date   4/21/2014

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date   4/21/2014

* Print the name and title of each signing officer under his or her signature.